Commitments and Contingencies - Unconditional Purchase Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Contracts for capital expenditures	$ 2,774	$ 2,995
Contracts for operating expenditures	3,587	3,405
Contractual capital and operating commitments	6,361	6,400
Due within the next 12 months	$ 2,732	$ 3,543